General and Administrative Expenses (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disclosure of attribution of expenses by nature to their function [line items]
General and administrative expense	€ 46,987	€ 38,718
Personnel expenses
Disclosure of attribution of expenses by nature to their function [line items]
General and administrative expense	16,895
Contractor and consulting expenses
Disclosure of attribution of expenses by nature to their function [line items]
General and administrative expense	14,921
IT costs
Disclosure of attribution of expenses by nature to their function [line items]
General and administrative expense	7,653
Director and officers liability insurance
Disclosure of attribution of expenses by nature to their function [line items]
General and administrative expense	3,358
Other miscellaneous expenses
Disclosure of attribution of expenses by nature to their function [line items]
General and administrative expense	€ 4,160